Segment and geographic information - Major Components of Income (Loss) Before Income Taxes in "Other" (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
Components Of Income Before Taxes [Line Items]
Total	¥ 67,897		¥ 23,060		¥ 173,952		¥ 49,051
Components Of Income Before Taxes [Line Items]
Net gain related to economic hedging transactions	(1,667)		964		5,706		(267)
Realized gain on investments in equity securities held for operating purposes	0		613		688		(123)
Equity in earnings of affiliates	8,884		3,346		14,227		4,619
Corporate items	(8,701)		(7,044)		(21,045)		(420)
Other	(2,033)	[1]	9,466	[1]	(10,071)	[1]	20,520	[1]
Total	¥ (3,517)		¥ 7,345		¥ (10,495)		¥ 24,329

[1]	Includes the impact of Nomura's own creditworthiness.